Investments in Equity Investees	12 Months Ended
Dec. 31, 2021
Investments in Equity Investees
Investments in Equity Investees

11. Investments in Equity Investees

Investments in equity investees consisted of the following:

	December 31,
	2021	2020

	(in US$’000)
SHPL	75,999	79,408
HBYS (note)	—	59,712
Other	480	385
	76,479	139,505

Note: On September 28, 2021, the Group completed a transaction to sell its entire investment in HBYS to a third party (Note 23). The Group has accounted for the investment in HBYS under the equity method up to September 28, 2021.

The equity investees are private companies and there are no quoted market prices available for their shares.

Summarized financial information for the significant equity investees SHPL and HBYS, both under Other Ventures segment, is as follows:

(i)	Summarized balance sheets

	SHPL		HBYS

	December 31,
	2021	2020	2021	2020

	(in US$’000)
Current assets	190,260	175,965	—	177,888
Non-current assets	91,605	93,361	—	95,731
Current liabilities	(128,993)	(109,873)	—	(137,179)
Non-current liabilities	(7,131)	(6,739)	—	(16,034)
Net assets	145,741	152,714	—	120,406
Non-controlling interests	—	—	—	(982)
	145,741	152,714	—	119,424

(ii)	Summarized statements of operations

	SHPL			HBYS(note (a))

	Year Ended December 31,
	2021	2020	2019	2021(note (b))	2020	2019

	(in US$’000)
Revenue	332,648	276,354	272,082	209,528	232,368	215,403
Gross profit	255,089	204,191	194,769	111,066	116,804	115,124
Interest income	1,216	975	582	205	271	160
Finance cost	—	—	—	—	(5)	(16)
Profit before taxation	105,325	77,837	72,324	36,715	107,715	22,926
Income tax expense (note (c))	(15,896)	(10,833)	(11,015)	(4,840)	(16,494)	(3,634)
Net income	89,429	67,004	61,309	31,875	91,221	19,292
Non-controlling interests	—	—	—	(36)	62	505
Net income attributable to the shareholders of equity investee	89,429	67,004	61,309	31,839	91,283	19,797

Notes:

(a)	In June 2020, HBYS entered into an agreement with the government to return the land use right for a plot of land in Guangzhou to the government (the “Land Compensation Agreement”) for cash consideration which aggregated to RMB679.5 million (approximately US$103.1 million). In November 2020, HBYS completed all material obligations as stipulated in the Land Compensation Agreement and recognized land compensation of RMB569.2 million (approximately US$86.1 million). In June 2021, HBYS received a completion confirmation from the government and became entitled to an additional land compensation bonus of RMB110.3 million (approximately US$17.0 million). HBYS recorded a gain before tax of RMB106.8 million (approximately US$16.4 million) after deducting costs of RMB3.5 million (approximately US$0.6 million).
(b)	The summarized statement of operations for HBYS for the year ended December 31, 2021 includes the period when HBYS was the Group’s equity investee from January 1, 2021 to September 28, 2021, the completion date of the divestment.
(c)	The main entities within each of the SHPL and HBYS groups have been granted the High and New Technology Enterprise (“HNTE”) status (the latest renewal of this status covers the years from 2020 to 2022). These entities were eligible to use a preferential income tax rate of 15% for the year ended December 31, 2021 on this basis.

For the years ended December 31, 2021, 2020 and 2019, other equity investees had net income of approximately US$41,000, net losses of approximately US$194,000 and net income of approximately US$294,000 respectively.

(iii)	Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees is as follows:

	SHPL			HBYS
	2021	2020	2019	2021	2020	2019

	(in US$’000)
Opening net assets after non-controlling interests as at January 1	152,714	146,759	131,778	119,424	44,541	121,984
Impact of change in accounting policy (ASC 842-Leases)	—	—	(2)	—	—	(19)
Net income attributable to the shareholders of equity investee	89,429	67,004	61,309	31,839	91,283	19,797
Purchase of additional interests in a subsidiary of an equity investee (note)	—	—	—	—	(347)	—
Dividends declared	(99,744)	(72,179)	(41,654)	(106,159)	(20,756)	(93,957)
Other comprehensive income/(loss)	3,342	11,130	(4,672)	1,387	4,703	(3,264)
Closing net assets after non-controlling interests as at December 31	145,741	152,714	146,759	46,491	119,424	44,541
Group’s share of net assets	72,871	76,357	73,380	23,246	59,712	22,271
Divestment (Note 23)	—	—	—	(23,246)	—	—
Goodwill	3,128	3,051	2,846	—	—	—
Carrying amount of investments as at December 31	75,999	79,408	76,226	—	59,712	22,271

Note: During the year ended December 31, 2020, HBYS acquired an additional 30% interest in a subsidiary and after the acquisition, it became a wholly owned subsidiary of HBYS.

SHPL had the following capital commitments:

December 31,
2021
(in US$’000)
Property, plant and equipment
Contracted but not provided for	155